Derivative Warrant Liabilities - Schedule of Derivative Warrant Liability (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Derivative Warrant Liabilities Abstract
Number of shares, Opening balance	20,762	21,866
Amount, Opening balance	$ 200,096	$ 901,608
Number of shares, Warrant exchange		(1,104)
Amount, Warrant exchange		$ (6,996)
Number of shares, Fair value gain (loss)
Amount, Fair value gain (loss)	$ 98,272	$ (745,428)
Number of shares, Balance ending	20,762	20,762
Amount,Balance ending	$ 298,368	$ 149,184